Intangible assets	12 Months Ended
Jun. 30, 2022
12. Intangible assets

12. Intangible assets

Changes in the Group’s intangible assets for the years ended June 30, 2022 and 2021 were as follows:

	Goodwill	Trademarks	Licenses	Customer relations	Information systems and software	Contracts and others	Total
Balance at June 30, 2020	13,899	18,789	5,961	6,095	10,401	13,288	68,433
Costs	13,899	20,742	27,805	58,450	19,494	32,913	173,303
Accumulated amortization	-	(1,953)	(21,844)	(52,355)	(9,093)	(19,625)	(104,870)
Net book amount at June 30, 2020	13,899	18,789	5,961	6,095	10,401	13,288	68,433
Additions	-	-	-	46	728	2,793	3,567
Disposals	-	-	-	-	(182)	-	(182)
Deconsolidation	(13,904)	(17,405)	(5,398)	(5,151)	(7,632)	(10,439)	(59,929)
Impairment	(66)	-	-	-	-	-	(66)
Currency translation adjustment	292	(1,338)	(427)	(446)	(1,159)	(981)	(4,059)
Amortization charges (i)	-	(46)	(136)	(544)	(1,820)	(1,282)	(3,828)
Balance at June 30, 2021	221	-	-	-	336	3,379	3,936
Costs	221	-	-	-	1,294	3,884	5,399
Accumulated amortization	-	-	-	-	(958)	(505)	(1,463)
Net book amount at June 30, 2021	221	-	-	-	336	3,379	3,936
Additions	-	-	-	-	65	38	103
Disposals	-	-	-	-	-	(471)	(471)
Impairment	-	-	-	-	(40)	-	(40)
Amortization charges (i)	-	-	-	-	(148)	(1)	(149)
Balance at June 30, 2022	221	-	-	-	213	2,945	3,379
Costs	221	-	-	-	1,319	3,451	4,991
Accumulated amortization	-	-	-	-	(1,106)	(506)	(1,612)
Net book amount at June 30, 2022	221	-	-	-	213	2,945	3,379

(i)

Amortization charge was recognized in the amount of ARS 40 and ARS 34 under "Costs", in the amount of ARS 109 and ARS 166 under "General and administrative expenses" as of June 30, 2022 and 2021, respectively in the Consolidated Statements of Income and Other Comprehensive Income (Note 24). Likewise, ARS 3,628 has been charged to the result of discontinued operations as of June 30, 2021.